Contingent Liabilities and Financial Commitments - General Litigation Overview - Schedule of Categories of Tobacco Related Actions Pending Against Group companies (Details) - Case	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Individual Smoking and Health Cases
Disclosure Of Commitments And Contingencies [Line Items]
Change in Number Increase/(Decrease)	12
West Virginia I P I C
Disclosure Of Commitments And Contingencies [Line Items]
Change in Number Increase/(Decrease)	(563)
Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Change in Number Increase/(Decrease)	(301)
Filter Cases
Disclosure Of Commitments And Contingencies [Line Items]
Change in Number Increase/(Decrease)	(13)
US Tobacco Related Actions | Medical Reimbursement Cases
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers as at 31 December 2018	2	2
Change in Number Increase/(Decrease)	0
US Tobacco Related Actions | Class Actions
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers as at 31 December 2018	20	24
Change in Number Increase/(Decrease)	(4)
US Tobacco Related Actions | Individual Smoking and Health Cases
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers as at 31 December 2018	111	99
Change in Number Increase/(Decrease)	12
US Tobacco Related Actions | West Virginia I P I C
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers as at 31 December 2018	1	1
Change in Number Increase/(Decrease)	0
US Tobacco Related Actions | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers as at 31 December 2018	2,268	2,569
Change in Number Increase/(Decrease)	(301)
US Tobacco Related Actions | Broin I I Cases
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers as at 31 December 2018	1,406	2,321
Change in Number Increase/(Decrease)	(915)
US Tobacco Related Actions | Filter Cases
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers as at 31 December 2018	58	71
Change in Number Increase/(Decrease)	(13)
US Tobacco Related Actions | State Settlement Agreements Enforcement And Validity
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers as at 31 December 2018	3	2
Change in Number Increase/(Decrease)	1
Non-US Tobacco Related Actions | Medical Reimbursement Cases
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers as at 31 December 2018	19	19
Change in Number Increase/(Decrease)	0
Non-US Tobacco Related Actions | Class Actions
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers as at 31 December 2018	13	14
Change in Number Increase/(Decrease)	(1)
Non-US Tobacco Related Actions | Individual Smoking and Health Cases
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers as at 31 December 2018	107	120
Change in Number Increase/(Decrease)	(13)